Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.6%
Security	Principal Amount (000's omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 9.422%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$ 1,738,662
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 7.581%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	872,487
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 7.261%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	861,161
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,725,196
Series 2014-4RA, Class D, 8.162%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	813,450
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	855,943
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,233,724
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 7.96%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	851,445
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,073,253
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 8.71%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,737,968
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 8.46%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,611,536
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 8.883%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,686,494
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 8.652%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,659,962
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	838	784,061
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,779,682
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 8.74%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,769,316
Voya CLO, Ltd., Series 2015-3A, Class DR, 8.91%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,661,026
Total Asset-Backed Securities (identified cost $27,266,733)		$ 24,715,366

Collateralized Mortgage Obligations — 9.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$190	$ 197,241
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2167, Class BZ, 7.00%, 6/15/29	$181	$ 189,647
Series 2182, Class ZB, 8.00%, 9/15/29	305	323,321
Series 4273, Class PU, 4.00%, 11/15/43	420	409,938
Series 5035, Class AZ, 2.00%, 11/25/50	539	409,320
Interest Only:(3)
Series 362, Class C7, 3.50%, 9/15/47	1,146	182,661
Series 2631, Class DS, 5.101%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	275	16,299
Series 2770, Class SH, 5.101%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	621	104,782
Series 2981, Class CS, 4.721%, (6.72% - 1 mo. USD LIBOR), 5/15/35(4)	342	41,405
Series 3114, Class TS, 4.651%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	684	53,858
Series 3339, Class JI, 4.591%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,074	155,859
Series 4109, Class ES, 4.151%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	31	4,888
Series 4163, Class GS, 4.201%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	1,553	166,495
Series 4169, Class AS, 4.251%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	913	93,250
Series 4180, Class GI, 3.50%, 8/15/26	189	2,667
Series 4203, Class QS, 4.251%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	779	78,977
Series 4332, Class KI, 4.00%, 9/15/43	36	578
Series 4370, Class IO, 3.50%, 9/15/41	113	3,151
Series 4497, Class CS, 4.201%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	234	7,946
Series 4507, Class EI, 4.00%, 8/15/44	1,032	130,134
Series 4629, Class QI, 3.50%, 11/15/46	574	101,552
Series 4644, Class TI, 3.50%, 1/15/45	501	58,767
Series 4667, Class PI, 3.50%, 5/15/42	171	2,543
Series 4744, Class IO, 4.00%, 11/15/47	570	112,357
Series 4749, Class IL, 4.00%, 12/15/47	445	83,857
Series 4768, Class IO, 4.00%, 3/15/48	529	103,118
Series 4772, Class PI, 4.00%, 1/15/48	383	74,688
Series 4966, Class SY, 3.791%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	1,982	302,126
Principal Only:(5)
Series 3309, Class DO, 0.00%, 4/15/37	526	434,353
Series 4478, Class PO, 0.00%, 5/15/45	200	163,438
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 6.009%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	131	130,867
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	28	28,553
Series 1997-38, Class N, 8.00%, 5/20/27	101	107,594
Series 2007-74, Class AC, 5.00%, 8/25/37	568	595,904

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	$150	$ 153,455
Series 2012-134, Class ZT, 2.00%, 12/25/42	542	485,804
Series 2013-6, Class TA, 1.50%, 1/25/43	340	322,814
Series 2015-74, Class SL, 1.023%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	867	555,245
Series 2017-15, Class LE, 3.00%, 6/25/46	72	71,673
Interest Only:(3)
Series 2004-46, Class SI, 3.741%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	434	38,037
Series 2005-17, Class SA, 4.441%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	577	87,480
Series 2006-42, Class PI, 4.331%, (6.59% - 1 mo. USD LIBOR), 6/25/36(4)	802	117,883
Series 2006-44, Class IS, 4.341%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	665	86,163
Series 2007-50, Class LS, 4.191%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	485	62,188
Series 2008-26, Class SA, 3.941%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	684	102,054
Series 2008-61, Class S, 3.841%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	1,149	124,356
Series 2010-109, Class PS, 4.341%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,127	137,087
Series 2010-147, Class KS, 3.691%, (5.95% - 1 mo. USD LIBOR), 1/25/41(4)	1,483	133,924
Series 2012-52, Class AI, 3.50%, 8/25/26	228	7,254
Series 2012-118, Class IN, 3.50%, 11/25/42	1,349	267,307
Series 2012-150, Class PS, 3.891%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	1,998	290,157
Series 2012-150, Class SK, 3.891%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	947	175,795
Series 2013-23, Class CS, 3.991%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	914	94,062
Series 2013-54, Class HS, 4.041%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	121	1,619
Series 2014-32, Class EI, 4.00%, 6/25/44	217	35,934
Series 2014-55, Class IN, 3.50%, 7/25/44	547	101,397
Series 2014-80, Class BI, 3.00%, 12/25/44	1,144	207,351
Series 2014-89, Class IO, 3.50%, 1/25/45	417	92,084
Series 2015-14, Class KI, 3.00%, 3/25/45	926	148,786
Series 2015-52, Class MI, 3.50%, 7/25/45	510	96,451
Series 2015-57, Class IO, 3.00%, 8/25/45	2,351	413,410
Series 2015-93, Class BS, 3.891%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	526	36,279
Series 2018-21, Class IO, 3.00%, 4/25/48	895	154,093
Series 2020-23, Class SP, 3.791%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	1,610	246,838
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,239	305,150
Principal Only:(5) Series 2006-8, Class WQ, 0.00%, 3/25/36	479	388,965
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	$302	$ 288,647
Interest Only:(3)
Series 2017-121, Class DS, 2.374%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	972	67,423
Series 2020-146, Class IQ, 2.00%, 10/20/50	6,190	695,105
Series 2021-131, Class QI, 3.00%, 7/20/51	4,047	419,632
Series 2021-193, Class IU, 3.00%, 11/20/49	7,516	822,009
Series 2021-209, Class IW, 3.00%, 11/20/51	5,794	617,383
Total Collateralized Mortgage Obligations (identified cost $23,341,829)		$ 13,323,428

Commercial Mortgage-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(6)	$795	$ 634,417
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(6)	1,605	1,255,752
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.493%, 2/15/50(1)(6)	700	554,543
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.118%, 8/10/50(1)(6)	2,858	2,771,468
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 6.009%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	929,236
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.551%, 9/15/47(1)(6)	1,850	1,357,281
Series 2014-C25, Class D, 3.938%, 11/15/47(1)(6)	360	239,804
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C, 3.35%, (1 mo. USD LIBOR + 1.35%), 4/15/38(1)(2)	1,000	955,039
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	1,000	790,971
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)(7)	250	191,052
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(7)	1,000	564,135
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 6.444%, 5/10/45(1)(6)	280	255,985
UBS-Barclays Commercial Mortgage Trust:
Series 2012-C4, Class D, 4.553%, 12/10/45(1)(6)	370	350,510
Series 2013-C6, Class D, 4.298%, 4/10/46(1)(6)	1,000	838,777
VMC Finance, LLC, Series 2021-HT1, Class B, 6.656%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	1,000	937,599
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.298%, 7/15/46(1)(6)	2,000	780,000
Series 2015-C31, Class D, 3.852%, 11/15/48	922	791,364

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	$1,000	$ 777,396
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	327,012
Total Commercial Mortgage-Backed Securities (identified cost $16,834,320)		$ 15,302,341

Common Stocks — 0.3%
Security	Shares	Value
Automotive — 0.0%(8)
Dayco Products, LLC(9)(10)(11)	8,898	$ 45,024
		$ 45,024
Electronics/Electrical — 0.0%(8)
Skillsoft Corp.(10)(11)	11,700	$ 44,928
		$ 44,928
Health Care — 0.0%(8)
Akorn Holding Company, LLC, Class A(10)(11)	6,053	$ 36,318
		$ 36,318
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	587	$ 45,346
		$ 45,346
Oil and Gas — 0.1%
AFG Holdings, Inc.(9)(10)(11)	3,122	$ 14,080
McDermott International, Ltd.(10)(11)	12,407	6,473
QuarterNorth Energy, Inc.(11)	738	80,119
		$ 100,672
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(10)(11)	11,266	$ 17,462
Cumulus Media, Inc., Class A(10)(11)	6,722	53,372
iHeartMedia, Inc., Class A(10)(11)	4,791	35,837
		$ 106,671
Telecommunications — 0.0%(8)
GEE Acquisition Holdings Corp.(9)(10)(11)	3,588	$ 38,356
		$ 38,356
Total Common Stocks (identified cost $778,982)		$ 417,315

Corporate Bonds — 12.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.25%, 3/15/26(1)	$179	$ 180,166
		$ 180,166
Automotive — 0.5%
Clarios Global, L.P./Clarios US Finance Co.:
6.25%, 5/15/26(1)	$116	$ 116,842
8.50%, 5/15/27(1)	642	648,715
		$ 765,557
Banks — 0.2%
Development Bank of Kazakhstan JSC, 2.95%, 5/6/31(12)	$452	$ 336,690
		$ 336,690
Building and Development — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 429,120
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	187,032
		$ 616,152
Business Equipment and Services — 1.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$460	$ 432,890
Terminix Co., LLC (The), 7.45%, 8/15/27	1,000	1,165,747
		$ 1,598,637
Cable and Satellite Television — 0.5%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 68,355
5.50%, 5/1/26(1)	500	504,260
CSC Holdings, LLC, 7.50%, 4/1/28(1)	200	184,138
		$ 756,753
Conglomerates — 0.3%
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$ 476,489
		$ 476,489
Distribution & Wholesale — 0.0%(8)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$69	$ 68,152
		$ 68,152

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.3%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	$500	$ 407,500
		$ 407,500
Ecological Services and Equipment — 0.0%(8)
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	$25	$ 23,153
		$ 23,153
Electronics/Electrical — 0.0%(8)
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$ 41,827
		$ 41,827
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(12)	$1,060	$ 913,036
		$ 913,036
Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$315	$ 306,719
		$ 306,719
Health Care — 1.6%
Centene Corp., 3.00%, 10/15/30	$624	$ 557,713
HCA, Inc., 5.875%, 2/1/29	753	789,389
LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	345,989
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	273,820
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	500	452,460
		$ 2,419,371
Insurance — 0.6%
Hub International, Ltd., 7.00%, 5/1/26(1)	$948	$ 937,212
		$ 937,212
Internet Software & Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28	$230	$ 239,177
		$ 239,177
Leisure Goods/Activities/Movies — 0.3%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$ 440,872
		$ 440,872
Security	Principal Amount (000's omitted)	Value
Media — 0.4%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 26,403
8.375%, 5/1/27	49	44,491
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	477	457,739
		$ 528,633
Metals/Mining — 0.1%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 115,501
		$ 115,501
Nonferrous Metals/Minerals — 0.2%
New Gold, Inc., 7.50%, 7/15/27(1)	$400	$ 315,020
		$ 315,020
Oil and Gas — 1.4%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 233,710
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	750	736,785
Occidental Petroleum Corp., 6.125%, 1/1/31	400	429,220
Petroleos Mexicanos:
6.75%, 9/21/47	384	263,526
6.84%, 1/23/30	194	165,433
Tervita Corp., 11.00%, 12/1/25(1)	180	195,981
		$ 2,024,655
Pipelines — 0.3%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$ 68,973
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	420	388,546
		$ 457,519
Radio and Television — 0.7%
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	$124	$ 112,121
5.50%, 7/1/29(1)	500	491,935
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	443	355,615
		$ 959,671
Real Estate Investment Trusts (REITs) — 0.0%(8)
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 43,887
		$ 43,887
Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$250	$ 241,277
		$ 241,277

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 233,762
		$ 233,762
Steel — 0.4%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	$664	$ 625,050
		$ 625,050
Telecommunications — 1.2%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$ 254,853
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	195,872
Hughes Satellite Systems Corp., 6.625%, 8/1/26	470	458,203
Lumen Technologies, Inc., 7.50%, 4/1/24	66	67,861
Sprint Capital Corp., 6.875%, 11/15/28	191	214,657
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,170
Sprint Corp., 7.875%, 9/15/23	533	553,321
Viasat, Inc., 5.625%, 4/15/27(1)	62	58,567
		$ 1,828,504
Utilities — 0.4%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 242,875
4.625%, 2/1/29(1)	250	225,145
5.25%, 6/1/26(1)	25	25,250
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	70	67,368
		$ 560,638
Total Corporate Bonds (identified cost $19,886,641)		$ 18,461,580

Preferred Stocks — 0.1%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(10)(11)	277	$ 131,644
Total Preferred Stocks (identified cost $0)		$ 131,644

Senior Floating-Rate Loans — 43.5%(13)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(14)	97	$ 94,385
Dynasty Acquisition Co., Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26	79	74,945
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26	43	40,293
		$ 209,623
Airlines — 0.3%
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	125	$ 126,272
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27	300	303,938
		$ 430,210
Auto Components — 1.3%
Adient US, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/10/28	124	$ 120,450
Clarios Global, L.P., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/30/26	465	448,691
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23	166	153,573
DexKo Global, Inc., Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28	125	113,092
Garrett LX I S.a.r.l., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28	99	96,024
LTI Holdings, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 7/24/26	24	23,036
Tenneco, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/1/25	507	500,714
TI Group Automotive Systems, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/16/26	99	96,405
Truck Hero, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 1/31/28	198	179,601
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28	149	125,443
		$ 1,857,029
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 5/24/27	780	$ 737,506
MajorDrive Holdings IV, LLC:
Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	74	68,372

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles (continued)
MajorDrive Holdings IV, LLC: (continued)
Term Loan, 7.05%, (SOFR + 5.50%), 6/1/29	224	$ 208,166
Thor Industries, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 2/1/26	101	99,953
		$ 1,113,997
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	148	$ 139,485
City Brewing Company, LLC, Term Loan, 5.298%, (1 mo. USD LIBOR + 3.50%), 4/5/28	99	86,487
		$ 225,972
Biotechnology — 0.0%(8)
Alkermes, Inc., Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26	68	$ 65,508
		$ 65,508
Building Products — 0.7%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(14)	272	$ 197,041
CP Atlas Buyer, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 11/23/27	222	196,234
Gardner Denver, Inc., Term Loan, 4.177%, (1 mo. USD LIBOR + 1.75%), 3/1/27	166	162,804
Ingersoll-Rand Services Company, Term Loan, 4.177%, (1 mo. USD LIBOR + 1.75%), 3/1/27	196	192,308
LHS Borrower, LLC, Term Loan, 7.177%, (SOFR + 4.75%), 2/16/29	200	170,573
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	159	156,368
		$ 1,075,328
Capital Markets — 1.5%
Advisor Group, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 7/31/26	171	$ 164,993
Aretec Group, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 10/1/25	193	186,263
Brookfield Property REIT, Inc., Term Loan, 4.927%, (SOFR + 2.50%), 8/27/25	115	111,312
Citco Funding, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 9/28/23	629	618,310
EIG Management Company, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 2/22/25	48	46,918
FinCo I, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/27/25	98	97,481
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Franklin Square Holdings, L.P., Term Loan, 4.625%, (1 mo. USD LIBOR + 2.25%), 8/1/25		72	$ 70,022
Greenhill & Co., Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/12/24		109	107,028
Guggenheim Partners, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/21/23		181	179,203
Hudson River Trading, LLC, Term Loan, 5.441%, (SOFR + 3.00%), 3/20/28		346	330,243
LPL Holdings, Inc., Term Loan, 3.463%, (1 mo. USD LIBOR + 1.75%), 11/12/26		195	191,587
Victory Capital Holdings, Inc., Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26		125	121,799
			$ 2,225,159
Chemicals — 1.6%
Aruba Investments, Inc., Term Loan, 6.259%, (1 mo. USD LIBOR + 4.00%), 11/24/27		99	$ 92,335
Atotech B.V., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/18/28		149	147,479
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27		123	107,776
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		117	114,549
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	24,274
INEOS Styrolution US Holding, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/26		396	377,190
INEOS US Finance, LLC, Term Loan, 4.593%, (2 mo. USD LIBOR + 2.00%), 4/1/24		501	485,205
Lonza Group AG, Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		273	238,553
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27		123	121,593
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25		278	270,403
Tronox Finance, LLC, Term Loan, 4.521%, (USD LIBOR + 2.25%), 3/10/28(14)		208	200,348
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		149	144,524
			$ 2,324,229
Commercial Services & Supplies — 1.3%
Allied Universal Holdco, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/12/28		466	$ 435,543
Aramark Services, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 3/11/25		140	136,518
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		155	143,694

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Garda World Security Corporation, Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), 10/30/26	170	$ 161,725
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25	197	196,207
IRI Holdings, Inc., Term Loan, 8.75%, (USD Prime + 3.25%), 12/1/25	217	216,039
LABL, Inc., Term Loan, 7.372%, (1 mo. USD LIBOR + 5.00%), 10/29/28	100	95,023
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24	196	129,229
PECF USS Intermediate Holding III Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 12/15/28	100	91,341
Phoenix Services International, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/1/25	120	82,185
Tempo Acquisition, LLC, Term Loan, 5.327%, (SOFR + 3.00%), 8/31/28	126	123,545
TruGreen Limited Partnership, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 11/2/27	99	94,868
		$ 1,905,917
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/6/26	267	$ 249,761
Plantronics, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 7/2/25	164	163,273
		$ 413,034
Construction Materials — 0.1%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29	125	$ 114,625
		$ 114,625
Containers & Packaging — 0.8%
Berlin Packaging, LLC, Term Loan, 5.501%, (USD LIBOR + 3.75%), 3/11/28(14)	174	$ 166,143
BWAY Holding Company, Term Loan, 5.037%, (3 mo. USD LIBOR + 3.25%), 4/3/24	229	219,686
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.602%, (SOFR + 4.175%), 4/13/29	75	72,169
Pregis TopCo Corporation, Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(14)	98	93,722
Pretium PKG Holdings, Inc., Term Loan, 6.163%, (USD LIBOR + 4.00%), 10/2/28(14)	100	93,555
Reynolds Group Holdings, Inc.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 2/5/26	222	215,586
Borrower/Description	Principal Amount* (000's omitted)	Value
Containers & Packaging (continued)
Reynolds Group Holdings, Inc.: (continued)
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/24/28	149	$ 144,409
Trident TPI Holdings, Inc.:
Term Loan, 5.41%, (3 mo. USD LIBOR + 4.00%), 9/15/28(15)	15	14,729
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/15/28	109	103,490
		$ 1,123,489
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 6.298%, (1 mo. USD LIBOR + 4.50%), 4/6/28	173	$ 168,161
White Cap Buyer, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 10/19/27	319	306,200
		$ 474,361
Diversified Consumer Services — 0.2%
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25	305	$ 293,670
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25	50	49,042
		$ 342,712
Diversified Telecommunication Services — 1.5%
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25	32	$ 30,874
Term Loan - Second Lien, 10.404%, (3 mo. USD LIBOR + 8.25%), 3.654% cash, 6.75% PIK, 3/23/26	66	59,766
Numericable Group S.A., Term Loan, 5.556%, (3 mo. USD LIBOR + 2.75%), 7/31/25	308	288,768
Telenet Financing USD, LLC, Term Loan, 3.999%, (1 mo. USD LIBOR + 2.00%), 4/30/28	575	551,461
UPC Broadband Holding B.V., Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 4/30/28	125	121,250
UPC Financing Partnership, Term Loan, 4.999%, (1 mo. USD LIBOR + 3.00%), 1/31/29	450	440,437
Virgin Media Bristol, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 1/31/29	175	173,141
Zayo Group Holdings, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	332,566
Ziggo Financing Partnership, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/30/28	250	243,802
		$ 2,242,065

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/1/25	314	$ 303,744
GrafTech Finance, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/12/25	76	74,785
II-VI Incorporated, Term Loan, 4.463%, (1 mo. USD LIBOR + 2.75%), 7/2/29	150	146,375
		$ 524,904
Electronic Equipment, Instruments & Components — 0.5%
Chamberlain Group, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 11/3/28	224	$ 209,253
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28	150	135,411
EXC Holdings III Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24	96	94,920
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28	100	97,137
Robertshaw US Holding Corp., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 2/28/25	144	117,503
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25	169	155,607
		$ 809,831
Energy Equipment & Services — 0.0%(8)
Ameriforge Group, Inc.:
Term Loan, 13.757%, (1 mo. USD LIBOR + 13.00%), 12/29/23(15)	11	$ 5,390
Term Loan, 15.25%, (3 mo. USD LIBOR + 13.00%), 10.25% cash, 5.00% PIK, 12/31/23	85	42,401
Lealand Finance Company B.V., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 3.372% cash, 3.00% PIK, 6/30/25	30	15,202
		$ 62,993
Engineering & Construction — 0.3%
Aegion Corporation, Term Loan, 6.906%, (1 mo. USD LIBOR + 4.75%), 5/17/28	74	$ 67,273
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27	99	94,683
Northstar Group Services, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 11/12/26	192	186,678
USIC Holdings, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/12/28	169	159,395
		$ 508,029
Entertainment — 0.8%
Alchemy Copyrights, LLC, Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 3/10/28	74	$ 72,401
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
AMC Entertainment Holdings, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 3.00%), 4/22/26		266	$ 230,714
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		241	156,927
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26		219	134,913
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		53	55,185
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(16)		70	77,785
Delta 2 (LUX) S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 2/1/24		160	158,644
Renaissance Holding Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/30/25		266	258,182
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	106	80,312
			$ 1,225,063
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 1/2/26		120	$ 115,698
			$ 115,698
Food & Staples Retailing — 0.2%
US Foods, Inc., Term Loan, 3.575%, (3 mo. USD LIBOR + 2.00%), 9/13/26		243	$ 237,323
			$ 237,323
Food Products — 0.7%
Froneri International, Ltd., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 1/29/27		294	$ 282,902
H Food Holdings, LLC:
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.69%), 5/23/25		96	86,871
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 5/23/25		48	44,229
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		493	485,644
Sovos Brands Intermediate, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 4.25%), 6/8/28		83	79,477
			$ 979,123
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28		124	$ 120,644

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28	173	$ 128,638
		$ 249,282
Health Care Providers & Services — 2.1%
ADMI Corp., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 4/30/25	240	$ 225,651
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28	149	145,519
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25	144	95,454
Cano Health, LLC, Term Loan, 6.427%, (SOFR + 4.00%), 11/23/27	77	72,226
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28	149	144,936
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27	148	124,055
Electron BidCo, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/1/28	125	121,103
Ensemble RCM, LLC, Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/3/26	196	192,020
Envision Healthcare Corporation:
Term Loan, 3/31/27(17)	76	75,526
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/10/25	653	182,764
Hanger, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 3/6/25	134	133,270
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(15)	28	26,668
Term Loan, 6.356%, (USD LIBOR + 3.50%), 11/1/28(14)	172	166,176
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28	9	8,181
Term Loan, 6.064%, (USD LIBOR + 3.75%), 3/2/28(14)	323	278,655
Phoenix Guarantor, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/5/26	267	257,530
Radnet Management, Inc., Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), 4/21/28	149	144,556
Select Medical Corporation, Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 3/6/25	374	365,568
Surgery Center Holdings, Inc., Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), 8/31/26	217	209,069
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28	100	96,196
		$ 3,065,123
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology — 1.4%
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25	120	$ 115,139
Change Healthcare Holdings, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/1/24	763	756,509
Imprivata, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/1/27	173	168,636
MedAssets Software Intermediate Holdings, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/18/28	150	144,575
Navicure, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/22/26	245	238,621
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27	99	96,775
Project Ruby Ultimate Parent Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28	173	165,630
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27	148	142,008
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25	316	308,908
		$ 2,136,801
Hotels, Restaurants & Leisure — 2.4%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 11/19/26	853	$ 828,242
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	196	187,670
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	373	347,006
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24	262	242,105
Dave & Buster's, Inc., Term Loan, 7.427%, (SOFR + 5.00%), 6/29/29	100	98,146
Fertitta Entertainment, LLC, Term Loan, 6.327%, (SOFR + 4.00%), 1/27/29	229	218,755
Hilton Grand Vacations Borrower, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 8/2/28	149	146,363
IRB Holding Corp.:
Term Loan, 4.836%, (SOFR + 3.15%), 12/15/27	246	236,297
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/5/25	264	258,235
Playa Resorts Holding B.V., Term Loan, 5.12%, (1 mo. USD LIBOR + 2.75%), 4/29/24	339	326,740
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 8/25/28	124	118,604
Stars Group Holdings B.V. (The), Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 7/21/26	347	341,513

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Travel Leaders Group, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 1/25/24	120	$ 108,113
Twin River Worldwide Holdings, Inc., Term Loan, 5.048%, (1 mo. USD LIBOR + 3.25%), 10/2/28	174	165,854
		$ 3,623,643
Household Durables — 0.3%
Serta Simmons Bedding, LLC:
Term Loan, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23	170	$ 165,725
Term Loan - Second Lien, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23	561	331,170
		$ 496,895
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/22/26	197	$ 185,180
		$ 185,180
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Company, L.P., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 1/15/25	161	$ 158,122
		$ 158,122
Industrial Conglomerates — 0.1%
SPX Flow, Inc., Term Loan, 6.927%, (SOFR + 4.50%), 4/5/29	200	$ 189,625
		$ 189,625
Insurance — 1.7%
Alliant Holdings Intermediate, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25	236	$ 229,156
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25	73	70,503
AmWINS Group, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 2/19/28	616	598,199
AssuredPartners, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27	24	23,293
Hub International Limited, Term Loan, 5.766%, (USD LIBOR + 3.00%), 4/25/25(14)	696	680,123
NFP Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 2/15/27	48	45,941
Ryan Specialty Group, LLC, Term Loan, 5.427%, (SOFR + 3.00%), 9/1/27	270	263,658
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
USI, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24	381	$ 375,404
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26	195	190,455
		$ 2,476,732
Interactive Media & Services — 0.5%
Camelot U.S. Acquisition, LLC:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26	268	$ 262,302
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26	172	168,604
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26	143	140,300
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27	100	96,625
		$ 667,831
Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., Term Loan, 5.368%, (1 mo. USD LIBOR + 3.50%), 11/8/27	99	$ 95,955
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	75	72,053
		$ 168,008
IT Services — 2.5%
Asurion, LLC:
Term Loan, 5.497%, (1 mo. USD LIBOR + 3.13%), 11/3/23	222	$ 219,336
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/23/26	493	464,049
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	37,179
Term Loan - Second Lien, 7.622%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	43,075
Endure Digital, Inc., Term Loan, 5.291%, (1 mo. USD LIBOR + 3.50%), 2/10/28	446	410,603
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27	838	810,705
Go Daddy Operating Company, LLC, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 2/15/24	585	579,779
Indy US Bidco, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/5/28	99	93,487
Informatica, LLC, Term Loan, 5.125%, (1 mo. USD LIBOR + 2.75%), 10/27/28	374	365,022
Intrado Corporation, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/10/24	73	60,937

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28		222	$ 204,690
Sedgwick Claims Management Services, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/31/25		169	164,231
Skopima Merger Sub, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 5/12/28		223	206,797
			$ 3,659,890
Leisure Products — 0.2%
Amer Sports Oyj, Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	263	$ 249,843
			$ 249,843
Life Sciences Tools & Services — 0.3%
Catalent Pharma Solutions, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), 2/22/28		146	$ 143,958
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		222	214,928
Sotera Health Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 12/11/26		100	97,000
			$ 455,886
Machinery — 1.7%
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		224	$ 214,430
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		171	165,989
American Trailer World Corp., Term Loan, 6.177%, (SOFR + 3.75%), 3/3/28		50	43,344
Apex Tool Group, LLC, Term Loan, 7.174%, (SOFR + 5.25%), 2/8/29		267	236,304
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		223	190,653
CPM Holdings, Inc., Term Loan, 5.213%, (1 mo. USD LIBOR + 3.50%), 11/17/25		48	46,561
Filtration Group Corporation:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/29/25		230	225,761
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/21/28		99	95,869
Gates Global, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/31/27		291	281,410
Granite Holdings US Acquisition Co., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/30/26		197	191,776
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(15)		21	20,063
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		103	96,726
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Illuminate Buyer, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 6/30/27	117	$ 110,585
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25	407	383,707
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27	197	190,180
		$ 2,493,358
Media — 1.2%
CMG Media Corporation, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/26	268	$ 252,747
CSC Holdings, LLC:
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 7/17/25	435	422,291
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 1/15/26	145	139,322
Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/15/27	193	185,311
Diamond Sports Group, LLC:
Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	74	70,193
Term Loan - Second Lien, 5.036%, (SOFR + 3.25%), 8/24/26	438	90,896
Entravision Communications Corporation, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 11/29/24	123	121,401
Gray Television, Inc.:
Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	83,017
Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 12/1/28	149	146,489
Hubbard Radio, LLC, Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), 3/28/25	85	79,208
iHeartCommunications, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	63,206
Magnite, Inc., Term Loan, 6.197%, (USD LIBOR + 5.00%), 4/28/28(14)	99	93,802
Sinclair Television Group, Inc., Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 9/30/26	97	90,807
		$ 1,838,690
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 18.259%, (1 mo. USD LIBOR + 16.00%), 15.259% cash, 3.00% PIK, 9/16/25	22	$ 22,290
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	121	116,200
		$ 138,490

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.9%
Buckeye Partners, L.P., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/1/26	391	$ 384,970
CITGO Petroleum Corporation, Term Loan, 8.622%, (1 mo. USD LIBOR + 6.25%), 3/28/24	331	328,989
Delek US Holdings, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 3/31/25	98	93,718
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	99	92,966
Matador Bidco S.a.r.l., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 10/15/26	147	143,876
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28	124	121,447
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25	46	44,644
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 10.372%, (1 mo. USD LIBOR + 8.00%), 8/27/26	55	55,057
UGI Energy Services, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/13/26	146	143,529
		$ 1,409,196
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 8/18/25	132	$ 128,073
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26	148	141,621
		$ 269,694
Pharmaceuticals — 1.4%
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25	26	$ 24,865
Amneal Pharmaceuticals, LLC, Term Loan, 5.844%, (USD LIBOR + 3.50%), 5/4/25(14)	501	468,456
Bausch Health Companies, Inc., Term Loan, 7.174%, (SOFR + 5.25%), 2/1/27	420	354,469
Elanco Animal Health Incorporated, Term Loan, 3.463%, (1 mo. USD LIBOR + 1.75%), 8/1/27	283	274,306
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	248	242,395
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27	641	536,853
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27	214	179,405
		$ 2,080,749
Professional Services — 1.1%
AlixPartners, LLP, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/4/28	222	$ 218,244
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Brown Group Holding, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/7/28		187	$ 180,552
CoreLogic, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 6/2/28		395	337,729
Deerfield Dakota Holding, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 4/9/27		319	308,448
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		223	203,549
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.888%, (6 mo. EURIBOR + 2.63%), 7/15/25	EUR	111	107,682
Trans Union, LLC, Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/1/28		260	254,125
			$ 1,610,329
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/21/25		772	$ 749,380
			$ 749,380
Road & Rail — 0.6%
Grab Holdings, Inc., Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), 1/29/26		346	$ 313,223
Kenan Advantage Group, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/24/26		345	323,993
Uber Technologies, Inc.:
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25		117	115,777
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 2/25/27		158	155,383
			$ 908,376
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(14)		175	$ 166,833
Ultra Clean Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/27/25		172	170,374
			$ 337,207
Software — 7.6%
Applied Systems, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24		678	$ 667,187
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		73	71,746
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		200	194,163

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
AppLovin Corporation: (continued)
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25	412	$ 402,080
AQA Acquisition Holding, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 3/3/28	124	119,109
Astra Acquisition Corp.:
Term Loan, 7.622%, (1 mo. USD LIBOR + 5.25%), 10/25/28	225	191,536
Term Loan - Second Lien, 11.247%, (1 mo. USD LIBOR + 8.88%), 10/25/29	250	212,449
Banff Merger Sub, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/25	347	334,780
Term Loan - Second Lien, 7.872%, (1 mo. USD LIBOR + 5.50%), 2/27/26	125	116,771
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29	325	316,378
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25	121	108,161
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25	217	210,066
Cloudera, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/8/28	399	377,886
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28	273	257,145
Cornerstone OnDemand, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/16/28	200	187,114
Delta TopCo, Inc.:
Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27	222	210,364
Term Loan - Second Lien, 9.336%, (3 mo. USD LIBOR + 7.25%), 12/1/28	300	265,500
E2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28	124	120,851
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27	197	192,442
Epicor Software Corporation, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/30/27	98	93,251
Finastra USA, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24	384	359,527
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27	271	208,032
Greeneden U.S. Holdings II, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/1/27	123	120,470
Hyland Software, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/1/24	511	502,537
Imperva, Inc., Term Loan, 5.399%, (3 mo. USD LIBOR + 4.00%), 1/12/26	98	88,651
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27	99	$ 84,283
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27	397	339,971
MA FinanceCo., LLC, Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25	244	214,939
Magenta Buyer, LLC:
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), 7/27/28	596	567,214
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), 7/27/29	150	142,594
Maverick Bidco, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 5/18/28	124	116,936
McAfee, LLC, Term Loan, 5.699%, (SOFR + 4.00%), 3/1/29	400	383,042
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28	124	116,070
Polaris Newco, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 6/2/28	372	354,462
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28	373	359,466
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28	397	382,981
Seattle Spinco, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 6/21/24	92	86,048
SolarWinds Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/5/24	167	164,510
Sovos Compliance, LLC, Term Loan, 6.936%, (USD LIBOR + 4.50%), 8/11/28(14)	100	97,147
SS&C European Holdings S.a.r.l., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25	129	126,272
SS&C Technologies, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25	159	155,548
SurveyMonkey, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 10/10/25	187	181,614
Tibco Software, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 6/30/26	192	191,219
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26	616	598,224
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/4/26	243	237,047
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25	392	333,283
VS Buyer, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/28/27	171	166,786
		$ 11,327,852

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail — 0.9%
Belron Finance US, LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28	123	$ 120,917
Great Outdoors Group, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/6/28	394	361,639
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	444	429,326
Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28	174	148,069
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28	223	215,278
		$ 1,275,229
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), 8/28/26	146	$ 142,836
		$ 142,836
Thrifts & Mortgage Finance — 0.0%(8)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(18)	315	$ 37,010
		$ 37,010
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 5/19/28	149	$ 143,720
DXP Enterprises, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 12/16/27	99	94,437
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24	261	257,416
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27	99	88,098
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	593	548,507
SRS Distribution, Inc., Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28	149	141,864
TricorBraun Holdings, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28	124	117,916
		$ 1,391,958
Wireless Telecommunication Services — 0.1%
Digicel International Finance Limited, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/28/24	119	$ 108,646
		$ 108,646
Total Senior Floating-Rate Loans (identified cost $69,143,315)		$ 64,508,083

Sovereign Government Bonds — 12.5%
Security	Principal Amount* (000's omitted)		Value
Angola — 0.1%
Republic of Angola, 8.00%, 11/26/29(12)		203	$ 163,427
			$ 163,427
Argentina — 0.2%
Republic of Argentina, 3.875% to 7/9/23, 1/9/38(19)		1,025	$ 290,043
			$ 290,043
Armenia — 0.3%
Republic of Armenia:
3.60%, 2/2/31(12)		200	$ 139,690
3.95%, 9/26/29(12)		200	150,010
7.15%, 3/26/25(12)		200	199,829
			$ 489,529
Azerbaijan — 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32(12)		310	$ 267,117
			$ 267,117
Bahrain — 0.6%
Kingdom of Bahrain:
6.75%, 9/20/29(12)		451	$ 441,321
7.375%, 5/14/30(12)		401	399,470
			$ 840,791
Barbados — 0.5%
Government of Barbados, 6.50%, 10/1/29(1)		809	$ 748,670
			$ 748,670
Belarus — 0.0%(8)
Republic of Belarus, 5.875%, 2/24/26(12)		200	$ 27,000
			$ 27,000
Benin — 0.2%
Benin Government International Bond, 6.875%, 1/19/52(12)	EUR	345	$ 234,001
			$ 234,001
Chile — 0.3%
Chile Government International Bond:
3.24%, 2/6/28		200	$ 193,206

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chile (continued)
Chile Government International Bond: (continued)
3.50%, 4/15/53		340	$ 269,262
			$ 462,468
Colombia — 0.2%
Colombia Government International Bond, 3.25%, 4/22/32		412	$ 321,385
			$ 321,385
Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(12)	EUR	220	$ 177,744
			$ 177,744
Dominican Republic — 0.6%
Dominican Republic:
5.875%, 1/30/60(12)		191	$ 145,624
6.40%, 6/5/49(12)		160	131,620
6.85%, 1/27/45(12)		380	335,687
7.45%, 4/30/44(12)		303	285,650
			$ 898,581
Ecuador — 0.3%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(12)(19)		1,259	$ 458,758
			$ 458,758
Egypt — 0.6%
Arab Republic of Egypt:
5.80%, 9/30/27(12)		479	$ 325,116
8.15%, 11/20/59(12)		526	301,660
8.50%, 1/31/47(12)		318	186,030
8.70%, 3/1/49(12)		200	117,000
			$ 929,806
El Salvador — 0.2%
Republic of El Salvador, 7.75%, 1/24/23(12)		359	$ 313,316
			$ 313,316
Ethiopia — 0.1%
Ethiopia Government International Bond, 6.625%, 12/11/24(12)		200	$ 104,460
			$ 104,460
Security	Principal Amount* (000's omitted)		Value
Gabon — 0.2%
Gabon Government International Bond, 6.625%, 2/6/31(12)		330	$ 233,887
			$ 233,887
Guatemala — 0.1%
Guatemala Government International Bond, 5.375%, 4/24/32(12)		200	$ 199,096
			$ 199,096
Honduras — 0.6%
Honduras Government International Bond:
5.625%, 6/24/30(12)		469	$ 350,926
6.25%, 1/19/27(12)		350	294,399
7.50%, 3/15/24(12)		195	191,264
			$ 836,589
Hungary — 0.2%
Hungary Government International Bond, 2.125%, 9/22/31(12)		310	$ 256,236
			$ 256,236
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(12)		368	$ 302,289
			$ 302,289
Indonesia — 0.5%
Indonesia Government International Bond, 3.55%, 3/31/32		800	$ 779,825
			$ 779,825
Iraq — 0.3%
Republic of Iraq, 5.80%, 1/15/28(12)		516	$ 446,441
			$ 446,441
Ivory Coast — 0.4%
Ivory Coast Government International Bond:
4.875%, 1/30/32(12)	EUR	400	$ 306,116
6.625%, 3/22/48(12)	EUR	295	211,219
6.875%, 10/17/40(12)	EUR	100	74,869
			$ 592,204
Jordan — 0.2%
Kingdom of Jordan:
7.375%, 10/10/47(12)		200	$ 161,116

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Jordan (continued)
Kingdom of Jordan: (continued)
7.75%, 1/15/28(12)		200	$ 195,375
			$ 356,491
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(12)(18)		20	$ 1,325
6.00%, 1/27/23(12)(18)		88	5,830
6.10%, 10/4/22(12)(18)		337	22,326
6.15%, 6/19/20(18)		26	1,723
6.20%, 2/26/25(12)(18)		30	1,988
6.25%, 5/27/22(18)		40	2,650
6.25%, 11/4/24(12)(18)		7	464
6.25%, 6/12/25(12)(18)		130	8,612
6.375%, 3/9/20(18)		385	25,506
6.40%, 5/26/23(18)		6	398
6.65%, 4/22/24(12)(18)		123	8,149
6.65%, 11/3/28(12)(18)		92	6,095
6.75%, 11/29/27(12)(18)		2	133
6.85%, 5/25/29(18)		3	199
7.00%, 3/20/28(12)(18)		190	11,637
7.05%, 11/2/35(12)(18)		38	2,517
7.15%, 11/20/31(12)(18)		202	12,372
8.20%, 5/17/33(18)		70	4,287
8.25%, 4/12/21(12)(18)		139	9,209
8.25%, 5/17/34(18)		58	3,552
			$ 128,972
Macedonia — 0.1%
North Macedonia Government International Bond, 1.625%, 3/10/28(12)	EUR	270	$ 218,954
			$ 218,954
Mozambique — 0.1%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(12)(19)		200	$ 136,200
			$ 136,200
Oman — 0.6%
Oman Government International Bond:
6.25%, 1/25/31(12)		409	$ 408,392
6.75%, 1/17/48(12)		200	177,756
7.375%, 10/28/32(12)		351	373,004
			$ 959,152
Security	Principal Amount* (000's omitted)		Value
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.875%, 4/8/51(12)		200	$ 94,000
			$ 94,000
Panama — 0.3%
Panama Government International Bond, 6.70%, 1/26/36		422	$ 466,629
			$ 466,629
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(12)		259	$ 257,219
			$ 257,219
Peru — 0.3%
Peruvian Government International Bond:
2.783%, 1/23/31		334	$ 295,028
3.30%, 3/11/41		170	138,248
			$ 433,276
Romania — 0.5%
Romania Government International Bond:
2.75%, 2/26/26(12)	EUR	84	$ 82,396
2.75%, 4/14/41(12)	EUR	122	79,605
3.375%, 1/28/50(12)	EUR	258	171,788
4.625%, 4/3/49(12)	EUR	435	352,381
			$ 686,170
Serbia — 0.2%
Serbia Government International Bond, 2.125%, 12/1/30(12)		380	$ 282,154
			$ 282,154
Sri Lanka — 0.3%
Sri Lanka Government International Bond:
5.75%, 4/18/23(12)(18)		556	$ 174,163
6.20%, 5/11/27(12)(18)		200	61,981
6.75%, 4/18/28(12)(18)		285	87,465
6.85%, 3/14/24(12)(18)		200	61,944
			$ 385,553
Suriname — 1.2%
Republic of Suriname, 9.25%, 10/26/26(12)(18)		2,109	$ 1,729,380
			$ 1,729,380

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Ukraine — 0.2%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(12)(20)	601	$ 164,524
6.876%, 5/21/29(12)	625	127,041
		$ 291,565
United Arab Emirates — 0.4%
Finance Department Government of Sharjah, 4.375%, 3/10/51(12)	970	$ 648,896
		$ 648,896
Uruguay — 0.2%
Uruguay Government International Bond, 7.625%, 3/21/36	268	$ 353,444
		$ 353,444
Uzbekistan — 0.3%
Republic of Uzbekistan:
4.75%, 2/20/24(12)	240	$ 232,848
5.375%, 2/20/29(12)	200	175,000
		$ 407,848
Zambia — 0.2%
Zambia Government International Bond:
5.375%, 9/20/22(12)(18)	200	$ 109,560
8.97%, 7/30/27(12)(18)	340	196,146
		$ 305,706
Total Sovereign Government Bonds (identified cost $22,894,845)		$ 18,515,272

Sovereign Loans — 0.8%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	$1,460	$ 1,260,700
Total Sovereign Loans (identified cost $1,460,000)		$ 1,260,700

U.S. Government Agency Mortgage-Backed Securities — 25.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.793%, (COF + 1.25%), 1/1/35(21)	$398	$ 395,308
3.50%, with various maturities to 2051	1,666	1,658,915
5.00%, 8/1/52	2,690	2,766,383
6.00%, 3/1/29	536	568,856
6.15%, 7/20/27	107	110,754
6.50%, 7/1/32	391	419,237
7.00%, 4/1/36	458	501,219
7.50%, 11/17/24	43	44,779
9.00%, 3/1/31	4	4,754
Federal National Mortgage Association:
2.391%, (6 mo. USD LIBOR + 1.54%), 9/1/37(21)	132	134,720
3.50%, with various maturities to 2052	48	48,019
5.00%, with various maturities to 2040	715	756,817
5.50%, with various maturities to 2033	580	614,869
6.00%, 11/1/23	79	79,581
6.334%, (COF + 2.00%), 7/1/32(21)	111	122,200
6.50%, with various maturities to 2036	983	1,059,123
7.00%, with various maturities to 2037	426	460,094
10.00%, 8/1/31	6	6,586
Government National Mortgage Association:
3.00%, with various maturities to 2052	19,918	19,447,983
3.50%, 3/20/52	1,976	1,969,265
4.50%, 30-Year, TBA(22)	600	610,301
4.50%, 10/15/47	166	171,264
5.00%, 30-Year, TBA(22)	2,600	2,665,100
5.00%, 6/20/52	1,998	2,058,301
7.50%, 8/15/25	44	45,663
8.00%, 3/15/34	350	373,339
9.50%, 7/15/25	1	706
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $38,522,206)		$ 37,094,136

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(10)(11)	19,735	$ 0
		$ 0

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(9)(10)(11)	793	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.7%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(23)	5,046,741	$ 5,046,741
Total Affiliated Fund (identified cost $5,046,741)		$ 5,046,741

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/16/22(24)	$475	$ 474,594
Total U.S. Treasury Obligations (identified cost $474,622)		$ 474,594
Total Short-Term Investments (identified cost $5,521,363)		$ 5,521,335
Total Investments — 134.2% (identified cost $225,650,234)		$199,251,200
Less Unfunded Loan Commitments — (0.0)%(8)		$ (55,878)
Net Investments — 134.2% (identified cost $225,594,356)		$199,195,322
Other Assets, Less Liabilities — (34.2)%		$(50,767,472)
Net Assets — 100.0%		$148,427,850
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $52,248,450 or 35.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2022.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2022.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $15,870,943 or 10.7% of the Fund's net assets.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(15)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2022, the total value of unfunded loan commitments is $52,766.
(16)	Fixed-rate loan.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(17)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(20)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(21)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2022.
(22)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(23)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,090,662	EUR	1,018,064	9/21/22	$ 46,512
USD	735,103	EUR	686,172	9/21/22	31,349
USD	447,639	EUR	417,843	9/21/22	19,090
USD	411,369	EUR	383,987	9/21/22	17,543
					$114,494
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	79,819	EUR	78,585	Bank of America, N.A.	8/1/22	$ —	$ (498)
EUR	1,362,716	USD	1,389,494	Standard Chartered Bank	8/2/22	3,270	—
USD	1,427,267	EUR	1,362,717	Standard Chartered Bank	8/2/22	34,503	—
EUR	78,585	USD	79,841	Bank of America, N.A.	8/5/22	493	—
USD	77,266	EUR	76,748	HSBC Bank USA, N.A.	8/5/22	—	(1,190)
USD	136,804	EUR	135,147	Standard Chartered Bank	8/5/22	—	(1,352)
USD	1,392,445	EUR	1,362,717	Standard Chartered Bank	9/2/22	—	(3,294)
						$38,266	$(6,334)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(2)	Short	9/8/22	$ (261,379)	$ (2,524)
Euro-Bund	(9)	Short	9/8/22	(1,450,043)	(74,232)
Euro-Buxl	(2)	Short	9/8/22	(379,794)	(38,913)
U.S. 5-Year Treasury Note	(132)	Short	9/30/22	(15,011,906)	(55,119)
U.S. 10-Year Treasury Note	(116)	Short	9/21/22	(14,052,313)	(125,187)
U.S. Long Treasury Bond	(3)	Short	9/21/22	(432,000)	(10,125)
U.S. Ultra-Long Treasury Bond	(15)	Short	9/21/22	(2,374,687)	(5,274)
					$(311,374)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	2.52%	12/20/26	$(149,278)	$ 96,575	$ (52,703)
Colombia	5,000	1.00% (pays quarterly)(1)	2.40	12/20/26	(271,896)	193,316	(78,580)
Croatia	5,000	1.00% (pays quarterly)(1)	1.14	12/20/26	(22,765)	(11,368)	(34,133)
Hungary	2,200	1.00% (pays quarterly)(1)	1.97	12/20/26	(83,118)	619	(82,499)
Indonesia	4,352	1.00% (pays quarterly)(1)	1.15	6/20/27	(23,749)	27,025	3,276
Mexico	2,500	1.00% (pays quarterly)(1)	1.46	12/20/26	(43,767)	20,784	(22,983)
Peru	1,999	1.00% (pays quarterly)(1)	1.19	12/20/26	(13,511)	(5,296)	(18,807)
Poland	2,500	1.00% (pays quarterly)(1)	0.89	6/20/23	5,270	(11,225)	(5,955)
Total	$26,069				$(602,814)	$310,430	$(292,384)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$ 1,050	1.00% (pays quarterly)(1)	3.47%	12/20/31	$(183,541)	$142,861	$ (40,680)
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	0.57	12/20/22	5,674	2,466	8,140
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	0.62	6/20/23	13,492	2,412	15,904
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	1.49	12/20/22	(2,023)	2,944	921
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	2.21	12/20/31	(62,773)	28,866	(33,907)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	3.30	12/20/26	(349,905)	(50,808)	(400,713)
Total		$13,238				$(579,076)	$128,741	$(450,335)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $39,307,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $6,592,899, which represents 4.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$874,032	$ —	$ —	$ —	$(87,396)	$790,971	$26,834	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	206,909	—	—	—	(17,049)	191,052	7,560	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	578,977	—	—	—	(20,500)	564,135	30,498	1,000,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	8,354,666	85,326,184	(93,678,704)	(2,146)	—	—	4,723	—
Liquidity Fund, Institutional Class(1)	—	45,202,654	(40,155,913)	—	—	5,046,741	19,300	5,046,741
Total				$(2,146)	$(124,945)	$6,592,899	$88,915
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 24,715,366	$ —	$ 24,715,366
Collateralized Mortgage Obligations	—	13,323,428	—	13,323,428
Commercial Mortgage-Backed Securities	—	15,302,341	—	15,302,341
Common Stocks	151,599	168,256	97,460	417,315
Corporate Bonds	—	18,461,580	—	18,461,580
Preferred Stocks	—	131,644	—	131,644
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	64,452,205	—	64,452,205

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Sovereign Government Bonds	$ —	$ 18,515,272	$ —	$ 18,515,272
Sovereign Loans	—	1,260,700	—	1,260,700
U.S. Government Agency Mortgage-Backed Securities	—	37,094,136	—	37,094,136
Warrants	—	0	0	0
Short-Term Investments:
Affiliated Fund	5,046,741	—	—	5,046,741
U.S. Treasury Obligations	—	474,594	—	474,594
Total Investments	$5,198,340	$193,899,522	$ 97,460	$199,195,322
Forward Foreign Currency Exchange Contracts	$ —	$ 152,760	$ —	$ 152,760
Swap Contracts	—	24,436	—	24,436
Total	$5,198,340	$194,076,718	$ 97,460	$199,372,518
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (6,334)	$ —	$ (6,334)
Futures Contracts	(311,374)	—	—	(311,374)
Swap Contracts	—	(1,206,326)	—	(1,206,326)
Total	$ (311,374)	$ (1,212,660)	$ —	$ (1,524,034)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.